SCHEDULE OF WHOLLY OWNED SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2023
Draganfly innovations inc [member]
DisclosureMaterialAccountingPoliciesAndBasisOfPreparationLineItems [Line Items]
Name of subsidiary	Draganfly Innovations Inc. (DII)
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%
Dragonfly Innovations USA Inc [member]
DisclosureMaterialAccountingPoliciesAndBasisOfPreparationLineItems [Line Items]
Name of subsidiary	Draganfly Innovations USA, Inc. (DI USA)
Country of incorporation of subsidiary	US
Proportion of ownership interest in subsidiary	100.00%
Dronelogics Systems Inc [member]
DisclosureMaterialAccountingPoliciesAndBasisOfPreparationLineItems [Line Items]
Name of subsidiary	Dronelogics Systems Inc. (“Dronelogics”)
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%